Retirement Plans - Pension plan assets measured at fair value on a recurring basis (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Pension Plans | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	$ 4,179	$ 31	$ 31
Defined Benefit Pension Plans | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	2,730	1,886	1,683
Defined Benefit Pension Plans | Fair Value, Recurring | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	4,179	31
Defined Benefit Pension Plans | Fair Value, Recurring | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	2,730	1,886
Other Postretirement Benefit Plans | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0	0
Other Postretirement Benefit Plans | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	2	2	2
Other Postretirement Benefit Plans | Fair Value, Recurring | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	2	2
Total | Defined Benefit Pension Plans | Fair Value, Recurring | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	3,816	31
Total | Defined Benefit Pension Plans | Fair Value, Recurring | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	2,353	1,886
Total | Defined Benefit Pension Plans | Fair Value, Recurring | Cash | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	224	1
Total | Defined Benefit Pension Plans | Fair Value, Recurring | Cash | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	76	31
Total | Defined Benefit Pension Plans | Fair Value, Recurring | Equity | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	485	3
Total | Defined Benefit Pension Plans | Fair Value, Recurring | Equity | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	607	449
Total | Defined Benefit Pension Plans | Fair Value, Recurring | Government Bonds | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	356	0
Total | Defined Benefit Pension Plans | Fair Value, Recurring | Government Bonds | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	802	687
Total | Defined Benefit Pension Plans | Fair Value, Recurring | Corporate Bonds | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	2,739	26
Total | Defined Benefit Pension Plans | Fair Value, Recurring | Corporate Bonds | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	706	336
Total | Defined Benefit Pension Plans | Fair Value, Recurring | Real Estate / Property | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	1	1
Total | Defined Benefit Pension Plans | Fair Value, Recurring | Real Estate / Property | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	82	95
Total | Defined Benefit Pension Plans | Fair Value, Recurring | Insurance Contracts | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Total | Defined Benefit Pension Plans | Fair Value, Recurring | Insurance Contracts | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	29	35
Total | Defined Benefit Pension Plans | Fair Value, Recurring | Derivatives | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	10	0
Total | Defined Benefit Pension Plans | Fair Value, Recurring | Derivatives | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	(120)	(29)
Total | Defined Benefit Pension Plans | Fair Value, Recurring | Investment Funds | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Total | Defined Benefit Pension Plans | Fair Value, Recurring | Investment Funds | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	19	0
Total | Defined Benefit Pension Plans | Fair Value, Recurring | Other (incl. LDI) | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	1	0
Total | Defined Benefit Pension Plans | Fair Value, Recurring | Other (incl. LDI) | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	152	282
Total | Other Postretirement Benefit Plans | Fair Value, Recurring | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	2	2
Total | Other Postretirement Benefit Plans | Fair Value, Recurring | Insurance Contracts | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	2	2
Level 1 | Defined Benefit Pension Plans | Fair Value, Recurring | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	861	1
Level 1 | Defined Benefit Pension Plans | Fair Value, Recurring | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	1,054	1,186
Level 1 | Defined Benefit Pension Plans | Fair Value, Recurring | Cash | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	224	1
Level 1 | Defined Benefit Pension Plans | Fair Value, Recurring | Cash | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	21	23
Level 1 | Defined Benefit Pension Plans | Fair Value, Recurring | Equity | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	483	0
Level 1 | Defined Benefit Pension Plans | Fair Value, Recurring | Equity | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	509	348
Level 1 | Defined Benefit Pension Plans | Fair Value, Recurring | Government Bonds | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Level 1 | Defined Benefit Pension Plans | Fair Value, Recurring | Government Bonds | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	313	653
Level 1 | Defined Benefit Pension Plans | Fair Value, Recurring | Corporate Bonds | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	154	0
Level 1 | Defined Benefit Pension Plans | Fair Value, Recurring | Corporate Bonds | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	190	158
Level 1 | Defined Benefit Pension Plans | Fair Value, Recurring | Real Estate / Property | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Level 1 | Defined Benefit Pension Plans | Fair Value, Recurring | Real Estate / Property | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	8	3
Level 1 | Defined Benefit Pension Plans | Fair Value, Recurring | Insurance Contracts | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Level 1 | Defined Benefit Pension Plans | Fair Value, Recurring | Insurance Contracts | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Level 1 | Defined Benefit Pension Plans | Fair Value, Recurring | Derivatives | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Level 1 | Defined Benefit Pension Plans | Fair Value, Recurring | Derivatives | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Level 1 | Defined Benefit Pension Plans | Fair Value, Recurring | Investment Funds | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Level 1 | Defined Benefit Pension Plans | Fair Value, Recurring | Investment Funds | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Level 1 | Defined Benefit Pension Plans | Fair Value, Recurring | Other (incl. LDI) | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Level 1 | Defined Benefit Pension Plans | Fair Value, Recurring | Other (incl. LDI) | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	13	1
Level 1 | Other Postretirement Benefit Plans | Fair Value, Recurring | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Level 1 | Other Postretirement Benefit Plans | Fair Value, Recurring | Insurance Contracts | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Level 2 | Defined Benefit Pension Plans | Fair Value, Recurring | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	2,955	30
Level 2 | Defined Benefit Pension Plans | Fair Value, Recurring | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	1,168	523
Level 2 | Defined Benefit Pension Plans | Fair Value, Recurring | Cash | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Level 2 | Defined Benefit Pension Plans | Fair Value, Recurring | Cash | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	55	8
Level 2 | Defined Benefit Pension Plans | Fair Value, Recurring | Equity | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	2	3
Level 2 | Defined Benefit Pension Plans | Fair Value, Recurring | Equity | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	97	88
Level 2 | Defined Benefit Pension Plans | Fair Value, Recurring | Government Bonds | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	356	0
Level 2 | Defined Benefit Pension Plans | Fair Value, Recurring | Government Bonds | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	489	34
Level 2 | Defined Benefit Pension Plans | Fair Value, Recurring | Corporate Bonds | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	2,585	26
Level 2 | Defined Benefit Pension Plans | Fair Value, Recurring | Corporate Bonds | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	516	178
Level 2 | Defined Benefit Pension Plans | Fair Value, Recurring | Real Estate / Property | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	1	1
Level 2 | Defined Benefit Pension Plans | Fair Value, Recurring | Real Estate / Property | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	50	64
Level 2 | Defined Benefit Pension Plans | Fair Value, Recurring | Insurance Contracts | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Level 2 | Defined Benefit Pension Plans | Fair Value, Recurring | Insurance Contracts | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Level 2 | Defined Benefit Pension Plans | Fair Value, Recurring | Derivatives | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	10	0
Level 2 | Defined Benefit Pension Plans | Fair Value, Recurring | Derivatives | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	(120)	(29)
Level 2 | Defined Benefit Pension Plans | Fair Value, Recurring | Investment Funds | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Level 2 | Defined Benefit Pension Plans | Fair Value, Recurring | Investment Funds | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	19	0
Level 2 | Defined Benefit Pension Plans | Fair Value, Recurring | Other (incl. LDI) | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	1	0
Level 2 | Defined Benefit Pension Plans | Fair Value, Recurring | Other (incl. LDI) | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	62	180
Level 2 | Other Postretirement Benefit Plans | Fair Value, Recurring | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Level 2 | Other Postretirement Benefit Plans | Fair Value, Recurring | Insurance Contracts | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	131	177	134
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	1	13	0
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Real Estate / Property
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	24	28	41
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Insurance Contracts
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	29	35	31
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Other (incl. LDI)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	77	101	62
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Fair Value, Recurring | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Fair Value, Recurring | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	131	177
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Fair Value, Recurring | Cash | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Fair Value, Recurring | Cash | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Fair Value, Recurring | Equity | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Fair Value, Recurring | Equity | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	1	13
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Fair Value, Recurring | Government Bonds | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Fair Value, Recurring | Government Bonds | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Fair Value, Recurring | Corporate Bonds | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Fair Value, Recurring | Corporate Bonds | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Fair Value, Recurring | Real Estate / Property | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Fair Value, Recurring | Real Estate / Property | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	24	28
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Fair Value, Recurring | Insurance Contracts | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Fair Value, Recurring | Insurance Contracts | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	29	35
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Fair Value, Recurring | Derivatives | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Fair Value, Recurring | Derivatives | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Fair Value, Recurring | Investment Funds | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Fair Value, Recurring | Investment Funds | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Fair Value, Recurring | Other (incl. LDI) | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans | Fair Value, Recurring | Other (incl. LDI) | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	77	101
Significant Unobservable Inputs (Level 3) | Other Postretirement Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	2	2	2
Significant Unobservable Inputs (Level 3) | Other Postretirement Benefit Plans | Insurance Contracts
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	2	2	$ 2
Significant Unobservable Inputs (Level 3) | Other Postretirement Benefit Plans | Fair Value, Recurring | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	2	2
Significant Unobservable Inputs (Level 3) | Other Postretirement Benefit Plans | Fair Value, Recurring | Insurance Contracts | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	2	2
Fair Value Measured at Net Asset Value Per Share | Defined Benefit Pension Plans | Fair Value, Recurring | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	363	0
Fair Value Measured at Net Asset Value Per Share | Defined Benefit Pension Plans | Fair Value, Recurring | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	377	0
Fair Value Measured at Net Asset Value Per Share | Other Postretirement Benefit Plans | Fair Value, Recurring | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	$ 0	$ 0